Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries		$ 23,722,047	$ 21,621,265	$ 20,898,475
Labor and health insurance		1,255,099	1,154,786	1,160,139
Pension		1,335,575	1,313,365	1,262,711
Other employee benefit expenses		378,123	321,672	331,441
Depreciation		50,824,667	49,595,727	43,403,509
Amortization	$ 71,988	2,133,726	2,292,566	1,999,101
Operating costs [Member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries		16,676,560	14,839,388	14,756,493
Labor and health insurance		878,576	802,913	820,037
Pension		1,008,121	965,494	943,297
Other employee benefit expenses		259,701	231,270	229,491
Depreciation		47,820,812	46,805,589	41,022,028
Amortization		911,563	790,206	654,711
Operating expenses [Member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries		7,045,487	6,781,877	6,141,982
Labor and health insurance		376,523	351,873	340,102
Pension		327,454	347,871	319,414
Other employee benefit expenses		118,422	90,402	101,950
Depreciation		3,003,855	2,790,138	2,381,481
Amortization		$ 1,222,163	$ 1,502,360	$ 1,344,390